Expense Example, No Redemption (Vanguard Institutional Total Stock Market Index Fu, USD $)	12 Months Ended
Dec. 31, 2011
Vanguard Institutional Total Stock Market Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	$ 4
3 YEAR	13
5 YEAR	23
10 YEAR	51
Vanguard Institutional Total Stock Market Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	2
3 YEAR	6
5 YEAR	11
10 YEAR	$ 26